Goodwill	12 Months Ended
Sep. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	Goodwill

	September 30, 2012	September 30, 2013
Balance, beginning of period	$39,133	$39,685
Goodwill acquired	—	—
Other	552	—
Balance, end of period	$39,685	$39,685